STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2015	$ 206	$ 227,258	$ (794)	$ (25,831)	$ (1,002)	$ 199,837
Balance, shares at Dec. 31, 2015	75,811,487					75,811,487
Issuance of shares related to acquisitions	$ 1	674				$ 675
Issuance of shares related to acquisitions, shares	290,981
Issuance of shares related to price adjustment of private placement	$ 2	(2)
Issuance of shares related to price adjustment of private placement, shares	782,981
Stock-based compensation		6,900				6,900
Exercise of stock options and vesting of restricted stock units	$ 1	1	1			2
Exercise of stock options and vesting of restricted stock units, shares	337,620
Other comprehensive income			529			529
Net income (loss)				201		201
Balance at Dec. 31, 2016	$ 210	234,831	(265)	(25,630)	(1,002)	$ 208,144
Balance, shares at Dec. 31, 2016	77,223,069					77,223,069
Stock-based compensation		1,135				$ 1,135
Vesting of restricted stock units	$ 1					1
Vesting of restricted stock units, shares	327,000
Other comprehensive income			581			581
Net income (loss)				(38,090)		(38,090)
Balance at Jun. 30, 2017	$ 211	$ 235,966	$ 316	$ (63,720)	$ (1,002)	$ 171,771
Balance, shares at Jun. 30, 2017	77,550,069					77,550,069